Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

During 2018 we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups. Through June 30, 2020 no fees were due or payable under this arrangement.

During 2019 we entered into a two year non-exclusive consulting agreement with a principal shareholder to act as Company's consultant with respect to introducing the Company to potential acquisition and partnership targets. The Company has agreed to pay the consultant a retainer of $10,000 per month as a non-recoverable draw against any finder fees earned. The Company has also agreed to pay the consultant the sum of $5,500 per month for three years ($198,000 total) as a finder's fee for introducing Genesys to the Company. This payment is included in the $10,000 monthly retainer payment. We have recorded consulting fees expense of $13,500 and $27,000 during the three and six months ended June 30, 2020, respectively. We have recorded consulting fees expense of $211,500 during the three and six months ended June 30, 2019. At June 30, 2020, $132,000 of the Genesys finder's fee and $13,500 of monthly fee expense is included in accrued compensation.

We use a related party firm of the Company, for software development and maintenance related to our website and the platform underlying our operations. The firm was formed outside of the United States solely for the purpose of performing services for the Company and has no other clients. Our Chief Technology Officer is an employee of this firm and exerts control over the firm. Payments to this firm were $57,401 and $44,934 for the three months ended June 30, 2020 and 2019, respectively. Payments to this firm were $118,380 and $94,788 for the six months ended June 30, 2020 and 2019, respectively.

We are a party to that certain license agreement with Genesys. An executive officer of the Company is a significant equity holder and a member of the Board of directors of Genesys. Pursuant to the License Agreement Genesys has granted us an exclusive license to use certain candidate matching software and render certain related services to us. The Company has agreed to pay to Genesys a monthly license fee of $5,000 beginning June 29, 2019 and an annual fee of $1,995 for each recruiter being licensed under the License Agreement. During the three and six months ended June 30, 2020 we charged to operating expenses $48,453 and $86,930, respectively, for services provided by Genesys. During the three and six months ended June 30, 2019 we charged to operating expenses $12,693 for services provided by Genesys. As of June 30, 2020, the Company owes Genesys $73,321 in payables.

Icon Information Consultants performs all of the back office and accounting roles for Recruiting Solutions. Icon Information Consultants then charges a fee for the services along with charging for office space (see Note 11). Icon Information Consultants and Icon Industrial Solutions (collectively "Icon") also provide "Employer of Record" ("EOR") services to Recruiting Solutions which means that they process all payroll and payroll tax related duties of temporary and contract employees placed at customer sites and is then paid a reimbursement and fee from Recruiting Solutions. A representative of Icon is a member of our board of directors. Icon Canada also acts as an EOR and collects the customer payments and remits the net fee back to Recruiting Solutions. Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $36,091 and $69,318 for the three and six months ended June 30, 2020, respectively, and was $90,081 for the three and six months ended June 30, 2019. EOR costs related to customers processed by Icon Canada was $33,784 and $64,854 for the three and six months ended June 30, 2020, respectively, and was $84,960 for the three and six months ended June 30, 2019. Currently, there is no intercompany agreement for those charges and they are calculated on a best estimate basis. As of June 30, 2020, the Company owes Icon $859,193 in payables and Icon Canada owes $7,435 (included in accounts receivable) to the Company. During the three and six months ended June 30, 2020, we charged to cost of revenue $264,928 and $889,242, respectively, related to services provided by Icon as our employer of record. During the three and six months ended June 30, 2019, we charged to cost of revenue $709,175 related to services provided by Icon as our employer of record. During the three and six months ended June 30, 2020, we charged to operating expenses $59,327 and $130,268 related to management fees, rent and other administrative expense. During the three and six months ended June 30, 2019, we charged to operating expenses of $52,813 related to management fees, rent and other administrative expense.

We also recorded placement revenue from Icon of $7,020 and $13,430 during the three and six months ended June 30, 2020, respectively, of which $7,020 is included in accounts receivable at June 30, 2020.

NOTE 12 — RELATED PARTY TRANSACTIONS

As described in Note 7 and Note 8, the Company has issued four notes to related party shareholders, totaling $350,000, of which $100,000 is held by our Chief Executive Officer. Interest expense on these shareholder notes was $14,375 and $57,500 for the years ended December 31, 2019 and 2018, respectively. Accrued interest on the notes was $121,199 at December 31, 2018. No payments of interest were made on the notes. Effective March 31, 2019, the notes and related accrued interest were cancelled in connection with the issuance of the Series E preferred stock to the Recruiter.com stockholders and the note holders were allocated shares of the Series E Preferred Stock. This amount has been credited to paid-in capital.

In April 2019 a consultant (who is also a principal shareholder and former noteholder of the Company) forgave accrued fees due to him in the amount of $187,500. This amount has been credited to paid-in capital.

During 2018 we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups. Through December 31, 2019 no fees were due or payable under this arrangement.

During 2019 our executive chairman had an ownership interest in an entity that provided marketing services to us. We incurred $15,000 of costs in 2019 during his period of ownership.

During 2019 we entered into a two year non-exclusive consulting agreement with a principal shareholder to act as Company's consultant with respect to introducing the Company to potential acquisition and partnership targets. The Company has agreed to pay the consultant a retainer of $10,000 per month as a non-recoverable draw against any finder fees earned. The Company has also agreed to pay the consultant the sum of $5,500 per month for three years ($198,000 total) as a finder's fee for introducing Genesys to the Company. This payment is included in the $10,000 monthly retainer payment. We have recorded a finder's fee and consulting fees expense of $238,500 during the year ended December 31, 2019. At December 31, 2019, $148,500 of the Genesys finder's fee is included in accrued compensation.

We use a related party firm of the Company, for software development and maintenance related to our website and the platform underlying our operations. The firm was formed outside of the United States solely for the purpose of performing services for the Company and has no other clients. Our Chief Technology Officer is an employee of this firm and exerts control over the firm. Payments to this firm were $181,400 and $297,631 for the years ended December 31, 2019 and 2018, respectively.

We are a party to that certain license agreement with Genesys. An executive officer of the Company is a significant equity holder and a member of the Board of directors of Genesys. Pursuant to the License Agreement Genesys has granted us an exclusive license to use certain candidate matching software and render certain related services to us. The Company has agreed to pay to Genesys a monthly license fee of $5,000 beginning June 29, 2019 and an annual fee of $1,995 for each recruiter being licensed under the License Agreement. During the year ended December 31, 2019 we charged to operating expenses $93,671 for services provided by Genesys. As of December 31, 2019, the Company owes Genesys $66,391 in payables.

Icon Information Consultants performs all of the back office and accounting roles for Recruiting Solutions. Icon Information Consultants then charges a fee for the services along with charging for office space (see Note 11). Icon Information Consultants and Icon Industrial Solutions (collectively "Icon") also provide "Employer of Record" ("EOR") services to Recruiting Solutions which means that they process all payroll and payroll tax related duties of temporary and contract employees placed at customer sites and is then paid a reimbursement and fee from Recruiting Solutions. A representative of Icon is a member of our board of directors. Icon Canada also acts as an EOR and collects the customer payments and remits the net fee back to Recruiting Solutions. Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $208,158 for the year ended December 31, 2019. EOR costs related to customers processed by Icon Canada was $194,641 for the year ended December 31, 2019. Currently, there is no intercompany agreement for those charges and they are calculated on a best estimate basis. As of December 31, 2019, the Company owes Icon $759,400 in payables and Icon Canada owes $4,340 to the Company. During the year ended December 31, 2019, we charged to cost of revenue $1,887,726 related to services provided by Icon as our employer of record. During the year ended December 31, 2019, we charged to operating expenses $191,729 related to management fees, rent and other administrative expense.